Morgan, Lewis & Bockius LLP

2020 K Street NW

Washington, DC 20006-1806

Tel.  +1.202.373.6000

Fax: +1.202.373.6001

www.morganlewis.com

W. John McGuire

+1.202.373.6799

wjmcguire@morganlewis.com

October 28, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.	the forms of Prospectus and Statement of Additional Information for the WisdomTree Global ex-U.S. Hedged Real Estate Fund, a separate series of WisdomTree Trust (the “Trust”), that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 473 to the Trust’s registration statement on Form N-1A (“PEA No. 473”); and

b.	the text of PEA No. 473 was filed with the Commission via EDGAR on October 23, 2015 and, pursuant to rule 485(b), went effective immediately.

Please do not hesitate to contact the undersigned at 202.373.6799 with any comments or questions you might have.

Sincerely,

/s/ W. John McGuire

W. John McGuire

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